Net loss per share and dividends per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss per share and dividends per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,544,983	1,984,983	1,343,375